Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 38,180	$ 84,899
Current Portion of Derivative Liabilities	(80,423)	(115,813)
Derivative Liabilities	(48,388)	(415,041)
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	1,220	1,206
Other Non-Current Assets	41,147	11,754
Accrued Liabilities and Other	(5,664)	(16,473)
Current Portion of Derivative Liabilities	(80,423)	(115,813)
Derivative Liabilities	(48,388)	(415,041)
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	1,037	1,340
Accrued Liabilities and Other	(18)	(363)
Current Portion of Derivative Liabilities	(751)	(1,033)
Derivative Liabilities	(7)	(52)
Derivative | Derivatives not designated as a cash flow hedge
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		875
Other Non-Current Assets		0
Accrued Liabilities and Other		(667)
Current Portion of Derivative Liabilities		0
Derivative Liabilities		0
Derivative | Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	1,124	212
Other Non-Current Assets	4,319	9,839
Accrued Liabilities and Other	(4,836)	(11,979)
Current Portion of Derivative Liabilities	(35,134)	(59,055)
Derivative Liabilities	(38,213)	(233,901)
Derivative | Derivatives not designated as a cash flow hedge | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	96	119
Other Non-Current Assets	0	0
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	(15)	(2,601)
Derivative Liabilities	0	(511)
Derivative | Derivatives not designated as a cash flow hedge | Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	5,042	0
Accrued Liabilities and Other	(810)	(3,464)
Current Portion of Derivative Liabilities	(44,523)	(53,124)
Derivative Liabilities	(10,168)	(180,577)
Derivative | Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	30,749	575
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	0	0
Derivative Liabilities	$ 0	$ 0